Common Stock and Additional Paid in Capital - Schedule of Warrants Assumptions (Details) (10-K)	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Risk Free Interest Rate [Member]
Operating Loss Carryforwards [Line Items]
Warrants and rights outstanding, measurement input, percent	0.18		1.62
Risk Free Interest Rate [Member] | Minimum [Member]
Operating Loss Carryforwards [Line Items]
Warrants and rights outstanding, measurement input, percent		0.13
Risk Free Interest Rate [Member] | Maximum [Member]
Operating Loss Carryforwards [Line Items]
Warrants and rights outstanding, measurement input, percent		0.88
Expected Term (Years) [Member]
Operating Loss Carryforwards [Line Items]
Warrants and rights outstanding, measurement input, term	3 years		3 years
Expected Term (Years) [Member] | Minimum [Member]
Operating Loss Carryforwards [Line Items]
Warrants and rights outstanding, measurement input, term		2 years
Expected Term (Years) [Member] | Maximum [Member]
Operating Loss Carryforwards [Line Items]
Warrants and rights outstanding, measurement input, term		5 years
Expected Dividend Rate [Member]
Operating Loss Carryforwards [Line Items]
Warrants and rights outstanding, measurement input, percent	0	0.00	0.00
Expected Volatility [Member]
Operating Loss Carryforwards [Line Items]
Warrants and rights outstanding, measurement input, percent	299.7		280
Expected Volatility [Member] | Minimum [Member]
Operating Loss Carryforwards [Line Items]
Warrants and rights outstanding, measurement input, percent		266
Expected Volatility [Member] | Maximum [Member]
Operating Loss Carryforwards [Line Items]
Warrants and rights outstanding, measurement input, percent		321